CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES:
Net income	$ 9,828	$ 176	$ 584
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of vessels, port terminals and other fixed assets, net	19,555	22,502	18,180
Amortization of deferred drydock and special survey costs	3,392	1,332	718
Income tax (benefit)/expense	(4,554)	35	(348)
Amortization of deferred financing costs	776	1,090	1,185
Amortization of intangible assets	3,799	4,438	4,436
Provision for losses on accounts receivable	567	747	492
Gain on sale of assets	(18)	0	(36)
Changes in operating assets and liabilities:
Decrease/(increase) in accounts receivable	7,070	2,127	(15,264)
Decrease/(increase) in prepaid expenses and other current assets	184	(1,076)	(2,905)
Decrease/(increase) in inventories	5,645	(8,052)	2,995
(Increase)/decrease in other long term assets	(977)	3,211	103
Payments for drydock and special survey costs	(10,017)	(5,274)	(5,546)
(Decrease)/increase in accounts payable	(16,247)	6,429	(755)
(Decrease)/increase in due to affiliate companies	(1,309)	(147)	1,845
(Decrease)/increase in accrued expenses	1,201	(675)	4,468
(Decrease)/increase in deferred income	(2,120)	(1,488)	4,492
(Decrease) in other long term liabilities	(251)	(4,809)	(55)
Increase in due to related parties	(2,026)	3,664	0
Net cash provided by operating activities	14,498	24,230	14,589
INVESTING ACTIVITIES:
Acquisition of vessels, port terminals and other fixed assets, net	(59,396)	(17,666)	(70,598)
Acquisition of intangible assets	(2,092)	0	0
Cash acquired through asset acquisition	0	34	0
Net cash used in investing activities	(61,488)	(17,632)	(70,598)
FINANCING ACTIVITIES:
Decrease in restricted cash	0	0	564
Proceeds from issuance of Senior Notes, including premium	93,375	0	200,000
Repayment of long-term debt and payment of principal	(70)	(70)	(126,755)
Acquisition of noncontrolling interest	(750)	0	(8,638)
Payments of obligations under capital leases	(1,353)	(1,519)	(1,040)
Debt issuance costs	(3,181)	0	(6,797)
Net cash provided/(used in) by financing activities	88,021	(1,589)	57,334
Net increase in cash and cash equivalents	41,031	5,009	1,325
Cash and cash equivalents, beginning of year	45,538	40,529	39,204
Cash and cash equivalents, end of year	86,569	45,538	40,529
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest, net of capitalized interest	25,852	19,046	11,435
Cash paid for income taxes	302	657	834
Non-cash investing and financing activities:
Acquisition of vessels	0	(15,413)	(1,586)
Revaluation of vessels due to restructuring of capital lease obligation	0	4,590	0
Decrease in capital lease obligation due to restructuring	0	(4,590)	0
Working capital acquired	$ 0	$ 597	$ 0